SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2022	141,677,366	3	420
New shares issued (A)	2,624,226	—	—
At June 30, 2022	144,301,592	3	420
(A)In the six month ended June 30, 2022, Constellium SE issued and delivered 2,624,226 ordinary shares to certain employees and directors related to share-based compensation plans.